Other Assets (Details) - Landsea Homes [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Deferred tax asset, net	$ 13,248	$ 8,224
Property, equipment and capitalized selling and marketing costs, net	6,386	7,746
Right-of-use asset	5,973	6,326
Deferred offering costs	7,617	0
Prepaid income taxes	1,003	0
Intangible asset, net	1,046	0
Prepaid expenses	3,029	2,919
Other	3,267	1,881
Total other assets	$ 41,569	$ 27,096